CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash Flows from Operating Activities:
Net income (loss)	¥ (2,251,202)	$ (345,012)	¥ (2,153,645)	¥ 1,975,183
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	14,500	2,222	28,071	16,123
Amortization	9,717	1,489	9,398	2,640
Share-based compensation	290,630	44,541	353,151	508,162
Loss from disposals of property and equipment	2,534	388	1,123	175
Share of loss in equity method investments	21,317	3,268	29,455	41,143
Gain recognized on remeasurement of previously held equity interest in acquiree			(16,272)
Loss from disposals of subsidiaries				257
Change in fair value of a longterm investment				(1,500)
Impairment loss of equity securities without readily determinable fair value	282,076	43,230	154,898	23,140
Impairment loss of equity method investment	179,193	27,463	22,830	0
Impairment loss of held-to-maturity investment	1,221	187
Impairment loss of intangible assets	17,220	2,639
Impairment loss of property, equipment and software	20,925	3,207
Loss from disposal of equity method investments			59,058	2,035
Gain from disposal of equity securities without readily determinable fair value			(6,057)
Provision for (reversal of) allowance for doubtful accounts	340,287	52,151	2,133,827	(2,966)
Provision for (reversal of) doubtful contract assets	18,605	2,851	14,811	329
Impairment loss of goodwill	50,291	7,707	6,191	0
Changes in operating assets and liabilities
Accounts receivable	234,860	35,994	(1,539,946)	122,956
Other receivables	(55,605)	(8,520)	38,462	(53,806)
Loan receivables	(22,862)	(3,506)	(127,518)
Contract assets	(335,105)	(51,357)	(26,993)	(12,971)
Prepaid expenses and other assets	570,392	87,416	56,586	(16,015)
Operating lease right-of-use assets	93,123	14,272	54,108
Deferred tax assets	503,987	77,239	(419,648)	26,776
Amount due from/to related parties	(41,323)	(6,331)	21,768	(20,852)
Accrued expenses and other liabilities	(807,117)	(123,695)	479,303	(53,050)
Income tax payable	(65,056)	(9,970)	4,068	(148,109)
Payroll and welfare payable	(7,106)	(1,089)	2,704	(25,985)
Deferred revenue	(706,263)	(108,240)	442,059	(37,223)
Deferred tax liabilities	(7,934)	(1,216)	(346)	(550)
Operating lease liabilities	(95,905)	(14,698)	(50,493)
Net cash provided by (used in) operating activities	(1,744,599)	(267,370)	(429,047)	2,345,892
Cash Flows from Investing Activities:
Purchases of property, equipment and software and intangible assets			(56,690)	(48,575)
Disposals of property and equipment	43,674	6,693	81	56
Purchase of term deposits	(109,761)	(16,822)	(232,325)	(1,650,986)
Redemptions of term deposits	9,675	1,483	1,048,830	1,549,617
Acquisitions of subsidiaries, net of cash acquired			(49,411)
Purchases of long-term investments	(469,578)	(71,966)	(192,684)	(501,091)
Disposal of long-term investments	31,497	4,827	50,887
Prepayment of investments			(632,096)
Payments for origination of loans receivable			(756,068)	(1,712,025)
Proceeds from collection of loans receivable	533,959	81,833	30,400	1,244,282
Loans to related parties			(50,884)	(142,181)
Repayment of loans to related parties			141,236	24,083
Capital paid for acquiring non-controlling interest			(8,887)
Net cash (used in) provided by investing activities	39,466	6,048	(707,611)	(1,236,820)
Cash Flows from Financing Activities:
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters (net of issuance cost of RMB31,776)			463,065
Capital contribution by noncontrolling shareholders	12,896	1,976	8,913	1,101
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost of RMB519 and nil for the years ended December 31, 2018 and 2019, respectively.				544,785
Net cash provided by financing activities	12,896	1,976	471,978	545,886
Effect of foreign exchange rate changes on cash, cash equivalent and restricted cash	212	32	5,043	35,333
Net increase (decrease) in cash, cash equivalent, and restricted cash	(1,692,026)	(259,314)	(659,637)	1,690,291
Cash, cash equivalent, and restricted cash at the beginning of period	4,809,440	737,079	5,469,077	3,778,786
Cash, cash equivalent, and restricted cash at the end of the period	3,117,414		4,809,440	5,469,077
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ 163,000	$ 24,981	¥ 327,234	¥ 522,286